INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforward	$ 259,344
Labuan [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax condition, description	Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income
Labuan [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign income tax rate	17.00%
Labuan [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign income tax rate	24.00%